Consolidated Balance Sheets - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash and cash equivalents	$ 161,790,147	$ 123,417,716
Current receivables	7,350,296	7,952,061
Short-term investments	20,086,308	0
Other current assets	2,123,691	3,595,567
Total Current Assets	191,350,442	134,965,344
Non-Current Assets
Plant and equipment	63,145	83,144
Intangibles	8,240,937	9,490,222
Right of use assets	616,578	385,369
Other non-current assets	1,308,179	2,524,911
Total Non-Current Assets	10,228,839	12,483,646
TOTAL ASSETS	201,579,281	147,448,990
Current Liabilities
Trade and other payables	9,562,165	9,024,600
Employee benefits	690,568	562,301
Lease liability	233,619	185,205
Total Current Liabilities	10,486,352	9,772,106
Non-Current Liabilities
Convertible note liability	960,763	835,446
Employee benefits	203,178	164,432
Lease liability	399,409	207,617
Provisions	7,837	0
Deferred tax liability	0	0
Total Non-Current Liabilities	1,571,187	1,207,495
TOTAL LIABILITIES	12,057,539	10,979,601
NET ASSETS	189,521,742	136,469,389
EQUITY
Contributed equity	542,105,187	446,272,203
Reserves	30,063,712	30,127,718
Accumulated losses	(382,647,157)	(339,930,532)
Equity attributable to the owners of Immutep Limited	189,521,742	136,469,389
TOTAL EQUITY	$ 189,521,742	$ 136,469,389